SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI®International Fund
DWS Emerging Markets Equity Fund
DWS Equity 500 Index Fund
DWS ESG Core Equity Fund
DWS ESG International Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS New York Tax-Free Income Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
Deutsche DWS Variable Series I:
DWS Capital Growth VIP
DWS Core Equity VIP
DWS CROCI®International VIP
DWS Global Small Cap VIP
Deutsche DWS Variable Series II:
DWS CROCI® U.S. VIP
DWS High Income VIP
DWS International Growth VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP

Pursuant to regulations adopted by the Securities and Exchange Commission (the “SEC”) in October 2020, registered investment companies that invest in derivatives instruments, including the funds, must now comply with new Rule 18f-4 under the Investment Company Act of 1940, as amended. This new regulatory framework eliminated and replaced the asset segregation and coverage framework established by prior SEC guidance and regulations. As the funds must now comply with Rule 18f-4, the Advisor determined that certain non-fundamental policies and restrictions adopted by the funds prior to Rule 18f-4 are no longer necessary to effectively manage the funds' derivative risks and that their removal would not materially change the way the funds are currently managed. As a result, at a meeting held on May 18, 2023, the Advisor recommended, and the funds' Boards of Trustees/Directors approved, the removal of certain non-fundamental policies and restrictions, as detailed below.
The following non-fundamental policies and restrictions contained in the sub-section “Other Investment Policies” in the “INVESTMENT RESTRICTIONS” section of each fund’s Statement of Additional Information are hereby deleted:

Fund(s)	Non-fundamental policy(ies)
DWS California Tax-Free Income Fund DWS New York Tax-Free Income Fund	(7)
DWS Capital Growth Fund DWS Core Equity Fund DWS Small Cap Core Fund	(7)
DWS CROCI® Equity Dividend Fund	(6)
DWS CROCI® International Fund DWS International Growth Fund	(6)
DWS Emerging Markets Equity Fund DWS Latin America Equity Fund DWS Global Small Cap Fund	(8)
DWS Equity 500 Index Fund	(4) (9)
DWS ESG Core Equity Fund	(8)
DWS Small Cap Growth Fund	(11) (13)
DWS ESG International Core Equity Fund	(7)
DWS Floating Rate Fund	(7)

June 5, 2023
SAISTKR23-20

Fund(s)	Non-fundamental policy(ies)
DWS Global High Income Fund	(10)
DWS GNMA Fund	(9)
DWS Health and Wellness Fund	(6)
DWS High Income Fund	(9) (18)
DWS Intermediate Tax-Free Fund DWS Managed Municipal Bond Fund DWS Strategic High Yield Tax-Free Fund	(7)
DWS Large Cap Focus Growth Fund	(6)
DWS Massachusetts Tax-Free Income Fund	(7)
DWS S&P 500 Index Fund	(4)
DWS Science and Technology Fund	(6)
DWS Short Duration Fund	(11)
DWS Capital Growth VIP DWS Core Equity VIP DWS CROCI® International VIP DWS Global Small Cap VIP	(2)
DWS CROCI® US VIP DWS High Income VIP DWS International Growth VIP DWS Small Mid Cap Growth VIP DWS Small Mid Cap Value VIP	(8)
Please Retain This Supplement for Future Reference
June 5, 2023
SAISTKR23-20